Operating context, presentation of consolidated financial statements and other information	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating context, presentation of consolidated financial statements and other information

1.	Operating context, presentation of consolidated financial statements and other information

a)	Operating context

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the leading institution of the Financial and Prudential Conglomerates before the Brazilian Central Bank (Bacen), established as a joint-stock company with its headquarters located at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 - Block A - Vila Olímpia - São Paulo - SP. Banco Santander operates as a universal bank and conducts its operations through commercial, investment, credit, financing and investment, real estate credit, leasing, and foreign exchange portfolios. Additionally, through its subsidiaries, it also operates in the markets of payment institutions, "consórcios" management, securities and insurance brokerage, consumer lending, digital platforms, benefits management, non-performing credit management and recovery, capitalization, private pensions, as well as provision and management of food, meal, and other vouchers. These operations are conducted within a framework of institutions that do business in an integrated manner in the financial market. The corresponding benefits and costs associated with the rendered services are distributed among these entities and are realized in the ordinary course of business on a reciprocal basis.

The Board of Directors authorized the issuance of the Consolidated Financial Statements for the fiscal year ended on December 31, 2023, at the meeting held on February 19, 2024.

The referenced Financial Statements have been subject to a recommendation for approval issued by the Audit Committee of Banco Santander and received an unqualified opinion from the Independent Auditors.

b)	Basis for the presentation of the consolidated financial statements

The consolidated financial statements have been prepared in conformity with the International Financial Reporting Standards (IFRS®) issued by the International Accounting Standards Board (IASB®), (currently referred to by the IFRS® Foundation as “standards accounting IFRS®”) and the interpretations issued by the IFRS® Interpretations Committee (formerly known as the International Financial Reporting Interpretations Committee – IFRIC®). All relevant information specifically pertaining to Banco Santander's financial statements, and solely concerning these, are being presented and correspond to the information used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations.

•            IFRS 17 – In May 2017, the IASB issued the IFRS concerning insurance contracts, designed to supersede IFRS 4. The implementation date for IFRS 17 is January 1, 2023, with retrospective adjustments in comparatives. The purpose of this regulation is to provide enhanced transparency and useful information in financial statements, with one of the key changes being the recognition of profits concurrent with the provision of insurance services, thereby facilitating the evaluation of insurers' performance over time.

The transition was divided into two stages with different methodologies, given the availability of data from several acquisitions:

• Fair Value Methodology: FBG product portfolio.

• Total Retrospective Methodology: Pension Portfolio with Risk (risk coverage (nuisance).

The effects of adoption are:

12/31/2023
Effects on Assets	15,395
Tax Assets	15,395
Effects on Liabilities	38,488
Other Obligations (a)	38,488
Effects on comprehensive income	(27,931)
Other comprehensive results	(27,931)
Effects on the result	4,839

(a) The impact is included in the balance presented in “Liabilities under insurance contracts” disclosed in note 24.

The effects of the application of IFRS 17 for the year ended 31 December 2022 are not material. For the 2021 financial year, accounting policies for insurance contracts are in accordance with IFRS 4.

•	Amendment to IAS 12 – Taxes on Profit: in December 2021, the Organization for Economic Cooperation and Development (OECD) published the rules of the Pillar Two model aiming at a reform of international corporate taxation in order to ensure that groups multinational economic companies within the scope of these rules pay tax on the minimum effective profit at the rate of 15%. The effective tax rate on profit for each country, calculated in this model, was called “Global effective tax rate”. These rules must be approved by the local legislation of each country, with some having already enacted new laws or are in the process of discussion and approval and there will not impact Santander.

•	Amendment to IAS 1 and IFRS Practice Statement 2 - Disclosure of accounting policies: change of the term “significant accounting policies” to “material accounting policies”. The amendment also defines what “material accounting policy information” is, explains how to identify them and clarifies that immaterial accounting policy information does not need to be disclosed, but if so, that it should not obscure relevant accounting information. The "IFRS Practice Statement 2 Making Materiality Judgments", also amended, provides guidance on how to apply the concept of materiality accounting policy disclosures.

•	Amendment to IAS 8 - Accounting Policies, Changes in Estimates and Error Rectification: provides guidance on how entities are to differentiate between changes in accounting policies and changes in accounting estimates, as changes in accounting estimates are applied prospectively to future transactions and other future events, whereas changes in accounting policies are typically applied retrospectively to prior transactions and other preceding events, as well as to the current period. This change is set to take effect as of January 1, 2023 and will not impact Santander.

•	Amendment to IAS 12 – Taxes on Profit: requires entities to recognize deferred tax on transactions which, upon initial recognition, give rise to equal amounts of taxable and deductible temporary differences. This typically applies to lease transactions (right-of-use assets and lease liabilities) and decommissioning and restoration obligations, for example, and will require the recognition of additional deferred tax assets and liabilities. This amendment will come into effect as of January 01, 2023 and there will not impact Santander.

There are no other IFRS standards or IFRIC interpretations not yet in effect that could have a significant impact on the Bank’s financial statements.

c.2) New standards and interpretations in force in future years

•	Amendments to IAS 1 – Presentation of Financial Statements: These amendments are intended to detail the criteria for classifying liabilities as either current or non-current. They provide clarity on what constitutes a right to defer settlement; that such a right must exist at the end of the financial reporting period; that the classification is not affected by the likelihood of the entity exercising its right to defer; and that only if an embedded derivative in a convertible liability is itself an equity instrument, the terms of a liability will not affect its classification. The amendments to IAS 1 are effective from January 1, 2024, and Santander does not anticipate any material impacts on its financial statements.

•	Amendment to IAS 7 – Statement of Cash Flows and IFRS 7 – Financial Instruments: Disclosure: requires entities to provide additional disclosures about their supplier financing arrangements. The IASB has issued these new requirements to provide users of financial statements with information that enables them to assess how supplier financing arrangements affect an entity's liabilities and cash flows, and to comprehend the effect of supplier finance agreements on an entity's exposure to liquidity risk and the potential consequences for the entity if these agreements were no longer available to it. The amendments to IAS 7 and IFRS 7 are effective as of January 1, 2024, and Santander has determined that there are no impacts on its financial statements.

•	Amendment to IFRS 16 – Leases: clarifies the requirements that a seller-lessee should apply when assessing the lease liability arising from a sale and leaseback transaction, in order to ensure that the seller-lessee does not recognize any amount of the gain or loss associated with the retained right-of-use asset. The amendments to IFRS 16 are effective as of the January 1, 2024, and Santander does not anticipate any material impacts on its financial statements.

•	Amendment to IAS 21 - Effects of exchange rate changes and translation of Financial Statements: in instances where a currency is non-convertible, it can be difficult to ascertain an appropriate exchange rate. While uncommon, non-convertibility may arise when a government enforces currency controls that forbid currency exchange or restrict the amount of foreign currency transactions. The amendment to IAS 21 provides guidance on how entities should assess whether a currency is readily convertible and how to determine a spot exchange rate for currencies with limited exchangeability, as well as requires the disclosure of information that enables Financial Statement users to understand the impacts of a non-convertible currency. These changes are effective as of January 1, 2025. Santander is currently assessing the impacts of this amendment.

c.3) Estimates used

The consolidated results and the determination of the consolidated equity are impacted by accounting policies, assumptions, estimates, and measurement methods used by the Bank's management in the preparation of the financial statements. The Bank makes estimates and assumptions that affect the reported values of assets and liabilities for future periods. All required estimates and assumptions, in accordance with IFRSs, represent management's best estimate pursuant to the applicable standard.

In the consolidated financial statements, estimates are made by the Bank’s and the consolidated entities’ Management to quantify certain assets, liabilities, income, and expenses, as well as to disclose notes to the financial statements.

c.3.1) Estimated credit losses

The estimates and critical assumptions that present the most significant impact on the accounting balances of certain assets, liabilities, income, and expenses, as well as on note disclosures, are described below:

i.	Assessment of the fair value of certain financial instruments

Financial instruments are initially recognized at fair value, and those not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured at the end of each period using valuation techniques. This calculation is predicated on assumptions that take into account Management’s judgment based on information and prevailing market conditions on the balance sheet date.

Banco Santander classifies fair value measurements using the fair value hierarchy that reflects the model employed in the measurement process, segregating financial instruments into Tiers I, II, or III.

Notes 2.e and 46.c8 detail the accounting treatment and sensitivity analysis pertaining to Financial Instruments, respectively.

ii.	Estimate of losses due to impairment

The carrying value of non-recoverable financial assets is adjusted by recording a provision for loss under “Losses on financial assets (Net) – Financial Assets Measured at Amortized Cost” in the consolidated income statement. Reversals of previously recognized losses are recorded in the consolidated income statement in the period when the impairment decreases, provided there is an objectively verifiable recovery event.

When measuring the impairment loss on individually assessed loans, the Bank takes into account a range of factors related to the counterparty's condition, such as their economic and financial situation, indebtedness level, income-generating capacity, cash flow, management, corporate governance, and quality of internal controls, payment history, industry experience, contingencies, and credit limits, as well as asset characteristics, such as their nature and purpose, type, liquidity level sufficiency, and guarantees of total credit value, and also drawing on historical impairment experience and other circumstances known at the time of assessment.

To measure the impairment loss on loans assessed collectively for impairment, the Bank segregates financial assets into groups considering their credit risk characteristics and similarities, that is, according to the segment, type of assets, collateral, and other factors associated with historical impairment experience and other circumstances known at the time of assessment.

Notes 2.h & 46.b2 detail the accounting treatment and credit risk assessment methods, respectively.

iii.	Provisions for pension funds

Defined benefit plans are recorded following an actuarial analysis, performed annually by a specialized firm at the end of each fiscal year with applicability for the subsequent period, and are recognized in the consolidated statement of income under the lines of Interest and Similar Expenses and Provisions (net).

The present value of the defined benefit liability is the current value before deducting any plan assets, of the anticipated future payments required to settle the liability arising from the employee’s service in current and past periods.

Additional details are provided in note 2.w.

iv.	Provisions, contingent assets and liabilities

Provisions for judicial and administrative proceedings are established when the risk of loss in the lawsuit or administrative action is deemed probable and the amounts involved can be quantifiable with sufficient assurance, considering the nature, complexity, and precedent of the cases, and on the opinions of in-house and external legal advisors.

Note 2.q provides information and outlines any significant changes regarding provisions, and contingent assets and liabilities of the Bank between December 31, 2021, December 31, 2022, and December 31, 2023.

v.	Goodwill

The goodwill recognized must undergo an impairment test at least once a year or over a shorter period, should there be any indication of impairment of the asset.

The basis used for the impairment test is the value in use, and accordingly, cash flows are projected for a period of x years. The cash flow projection takes into account several factors, including: (i) macroeconomic forecasts for interest rates, inflation, exchange rates, and others; (ii) behavior and growth estimates for Brazil's national financial system; (iii) increased costs, returns, synergies, and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to the cash flows in perpetuity. The adoption of these estimates involves the likelihood of future events occurring, and changes in any of these factors could lead to different results. The cash flow estimate is based on an assessment prepared by an independent specialized company, annually or whenever there are indications of impairment, which is reviewed and approved by Management.

Further details can be found in note 13.

vi.	Expectation of tax credit realization IR and CS

Deferred tax assets and liabilities of IR and CS encompass temporary differences, identified as the amounts expected to be paid or recovered based on differences between the book values of assets and liabilities and their respective tax bases, as well as tax credits and losses and negative Social Contribution on Net Profit (CSLL) basis carried forward. These are measured using tax rates expected to apply in the periods when the assets will be realized or the liabilities settled. Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient taxable profits in the future to utilize the deferred tax assets, and that these assets do not arise from the initial recognition (except in the case of a business combination) of other assets and liabilities in a transaction that neither affects the actual profit for tax purposes nor the accounting profit. Credit and loss carryforwards are recognized only to the extent that it is deemed probable that the consolidated entities will generate sufficient taxable profits in the future to utilize these assets.

The recognized deferred tax assets and liabilities are reviewed on the date of each balance sheet, with appropriate adjustments being made in accordance with the findings of the analyses undertaken. The Bank's expectation for the realization of deferred tax assets is predicated on future earnings projections and grounded in a technical report.

For additional details, please refer to note 23.e.